UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                   2/9/00
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $ 257,886
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None































Name of Issuer          Title     CUSIP        Value       Shares        Invsmnt Discret    Other       Voting Authority
                       Of Class               (x1000)                      Sole    Shared   Mgrs      Sole   Shared   None
Agilint Tech             COM    00846U101        850       11,000         11,000                     11,000
America Online           COM    02364J104      2,318       30,553         30,553                     30,553
American Intl Group      COM    026874107      6,022       55,693         55,693                     55,693
Applied Materials        COM    038222105      4,028       31,795         31,795                     31,795
At Home                  COM    045919107        512       11,944         11,944                     11,944
AT&T                     COM    001957109      3,797       74,732         74,732                     74,732
Bank of New York         COM    064057102      3,546       88,640         88,640                     88,640
Bell Atlantic Corp.      COM    077853109        226        3,674          3,674                      3,674
Berk Hath Cl B           CL B   084670207      1,222          668            668                        668
Bristol-Myers Squibb     COM    110122108      1,918       29,884         29,884                     29,884
Broadcom Corp CL A       CL A   111320107      9,623       35,331         35,331                     35,331
Capital One Fin.         COM    14040H105      3,299       68,455         68,455                     68,455
Carnival Corp            COM    143658102        486       10,160         10,160                     10,160
Cisco Systems            COM    17275R102     25,109      234,388        234,388                    234,388
Citigroup Inc            COM    172967101        669       12,014         12,014                     12,014
Citrix Systems           COM    177376100      5,925       48,170         48,170                     48,170
Coca Cola                COM    191216100        980       16,816         16,816                     16,816
Commerce One Inc         COM    200693109      2,515       12,798         12,798                     12,798
Cree Research            COM    225447101      4,729       55,390         55,390                     55,390
Danaher Corp             COM    235851102        483       10,000         10,000                     10,000
Dell Computer            COM    247025109      9,062      177,678        177,678                    177,678
Dollar General           COM    256669102        569       25,000         25,000                     25,000
EMC Corp                 COM    268648102     21,490      196,701        196,701                    196,701
Entrust Tech             COM    293848107      3,132       52,255         52,255                     52,255
Exxon Mobil              COM    302290101        623        7,737          7,737                      7,737
Federal Nat. Mort.       COM    313586109        481        7,705          7,705                      7,705
Gannett Co.              COM    364730101        449        5,500          5,500                      5,500
General Electric         COM    369604103      2,420       15,637         15,637                     15,637
Gillette                 COM    375766102        989       24,000         24,000                     24,000
Global Crossing          COM    G3921A100        300        6,000          6,000                      6,000
IDEC Pharmaceutical      COM    449370105        379        3,860          3,860                      3,860
Intel Corp               COM    458140100      5,564       67,590         67,590                     67,590
Interpublic Group        COM    460690100        577       10,000         10,000                     10,000
Johnson & Johnson        COM    478160104      3,209       34,415         34,415                     34,415
Kohls Corp               COM    500255104        614        8,500          8,500                      8,500
Kopin Corp               COM    500600101        252        6,000          6,000                      6,000
Lexmark Intl Grp         CL A   529771107      3,603       39,815         39,815                     39,815
Lucent Technologies      COM    549463107      6,219       82,916         82,916                     82,916
MBNA Corp                COM    55262L100        520       19,072         19,072                     19,072
McDonalds                COM    580135101      1,046       25,955         25,955                     25,955
MCI Worldcom Inc         COM    55268B106      2,301       43,369         43,369                     43,369
Medimune Inc             COM    584699102      5,392       32,508         32,508                     32,508
Medtronic Inc.           COM    585055106        463       12,700         12,700                     12,700
Merck & Co.              COM    589331107        497        7,400          7,400                      7,400
Microsoft                COM    594918104     11,159       95,584         95,584                     95,584
Millennium Pharm.        COM    599902103      2,602       21,330         21,330                     21,330
Motorola                 COM    620076109        855        5,808          5,808                      5,808
Nokia Corp               ADR    654902204     14,233       74,494         74,494                     74,494
Nortel Networks          COM    656569100        788        7,800          7,800                      7,800
Pfizer                   COM    717081103        348       10,737         10,737                     10,737
Phone.com                COM    719200100      2,740       23,630         23,630                     23,630
Polycom, Inc.            COM    73172K104      5,479       86,025         86,025                     86,025
Qlogic CP                COM    747277101      9,761       61,056         61,056                     61,056
Qualcomm Inc.            COM    747525103        240        1,360          1,360                      1,360
Qwest Communications     COM    749121109      4,489      104,390        104,390                    104,390
Schering Plough          COM    806605101        339        8,000          8,000                      8,000
Charles Schwab & Co.     COM    808513105      1,585       41,444         41,444                     41,444
Siebel Systems           COM    826170102      8,402      100,028        100,028                    100,028
Solectron Corp           COM    834182107        809        8,500          8,500                      8,500
Sonera Grp Adr           ADR    835433202        450        6,500          6,500                      6,500
State Street Corp        COM    857477103      2,511       34,368         34,368                     34,368
Sun Microsystems         COM    866810104     14,619      188,784        188,784                    188,784
Symbol Tech.             COM    871508107      1,703       26,785         26,785                     26,785
Texas Instruments        COM    882508104      5,494       56,855         56,855                     56,855
TMP Worldwide Inc.       COM    872941109      4,063       28,610         28,610                     28,610
Tyco Labs                COM    902124106        254        6,500          6,500                      6,500
Veritas Software         COM    923436109      3,554       24,831         24,831                     24,831
Vitesse Semi. Co.        COM    928497106      3,903       74,432         74,432                     74,432
Vodafone Airtouch        ADR    92857T107        584       11,795         11,795                     11,795
Walgreen Co              COM    931422109        258        8,811          8,811                      8,811
Warner-Lambert Co.       COM    934488107      4,493       54,831         54,831                     54,831
Wells Fargo & Co         COM    949746101        445       11,000         11,000                     11,000
Wrigley Wm Jr            COM    982526105        539        6,500          6,500                      6,500
Yahoo! Inc               COM    984332106      2,784        6,434          6,434                      6,434

TOTALS                                       257,886    2,951,640      2,951,640                  2,951,640